Quarterly Financial Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information
The following table presents selected unaudited quarterly financial information for the years ended December 31:

	First Quarter		Second Quarter		Third Quarter		Fourth Quarter
	2014	2013	2014	2013	2014	2013	2014	2013
Net sales	$688,293	$633,511	$733,457	$707,113	$768,031	$705,424	$861,272	$811,443
Gross profit	164,133	130,014	186,795	157,416	200,583	172,805	227,839	180,121
Net income (loss)	4,876	(13,882)	43,131	(103,852)	34,955	(20,204)	34,057	(38,584)
Net (loss) income attributable to noncontrolling interests	(4,930)	(436)	1,496	1,183	1,935	1,486	4,101	2,850
Net income (loss) attributable to Diebold, Incorporated	$9,806	$(13,446)	$41,635	$(105,035)	$33,020	$(21,690)	$29,956	$(41,434)

Net income (loss) attributable to Diebold, Incorporated
Basic earnings (loss) per share	$0.15	$(0.21)	$0.64	$(1.65)	$0.51	$(0.34)	$0.46	$(0.65)
Diluted earnings (loss) per share	$0.15	$(0.21)	$0.64	$(1.65)	$0.51	$(0.34)	$0.46	$(0.65)

Basic weighted-average shares outstanding (in thousands)	64,254	63,311	64,588	63,700	64,615	63,825	64,631	63,928
Diluted weighted-average shares outstanding (in thousands) (1)	64,809	63,311	65,224	63,700	65,293	63,825	65,380	63,928

(1)
Incremental shares of 659 thousand, 447 thousand, 479 thousand and 508 thousand were excluded from the computation of diluted EPS for the first, second, third and fourth quarter of 2013 because their effect is anti-dilutive due to the loss from continuing operations.